SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its variable interest entity, or VIE for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Non-redeemable non-controlling interests are separately presented as a component of equity in the consolidated financial statements.

Basis of presentation

(b)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

On June 1, 2017, the Company declared a change in the fiscal year end from March 31 to December 31. As a result, the Company is presenting a nine-month period ended December 31, 2017 on this Form 20-F to account for the transition period from April 1, 2017 to December 31, 2017. Due to this change, many comparisons of the Company’s results between the nine-month period ended December 31, 2017 and the prior full years are impacted by the three-month difference.

Use of estimates

(c)    Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include the fair values of share-based payments and available-for-sale investment, the collectability of accounts receivable, the realizability of deferred income tax assets, the estimate for useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, goodwill and long-term investments, and the expected licensing period for perpetual licenses with respect to revenue recognition. Actual results could differ from those estimates.

Foreign currency translation and risks

(d)    Foreign currency translation and risks

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company, ATA BVI and Xing Wei’s functional currency is the USD. The functional currency of the Company’s PRC subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the line item “Foreign currency exchange gains (losses), net.”

Assets and liabilities of the Company, ATA BVI and Xing Wei are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive loss within equity. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, the 2017 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.00 = RMB6.5063, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of December 31, 2017. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on December 31, 2017.

Commitments and contingencies

(e)    Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Fair value measurements

(f)     Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction and principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Revenue recognition

(g)    Revenue recognition

The Group’s revenues are principally derived from the provision of testing services and online education services. The Group recognizes revenues when all of the following have occurred:

•	persuasive evidence of an agreement with the customer exists;

•	services have been performed and/or delivery of goods has occurred;

•	the fees for services performed and/or price of goods sold are fixed or determinable; and

•	collectability of the fees and/or sales proceeds is reasonably assured.

The application of the above criteria for revenue recognition for each type of service or product is as follows:

i)Testing services

Fees for testing services are recognized upon the completion of the exam by the test taker since the Group has no significant future involvement after the completion of the examination. Fees received in advance of test delivery are recorded as deferred revenue.

ii)Online education services

The Group provides an online platform for students to conduct continuing education. The platform entitles students to access online education services during a specified service period (the “subscription period”). Service fees are initially recorded as deferred revenue and are recognized as revenue on a straight-line basis over the subscription period.

iii)Other revenue

a)Licensing fees from authorized test centers

The Group receives a fixed fee for a perpetual license that provide authorized test centers the right to use the Group’s brand name and e-testing platform.

The Group is obligated to provide training and support to authorized test centers’ staff. Fixed fees for perpetual licenses are recognized on a straight-line basis over the expected licensing period of 10 years, which is the period the Group is expected to have continuing involvement with the authorized test centers. Management estimates the expected licensing period based on its historical retention experience, factoring in the expected level of future competition, the risk of technological obsolescence, technological innovation, and the expected changes in the education training environment.

b)Test development services

Test development service fees are recognized upon the acceptance of the developed tests by the customer. The period to develop the tests is short, generally within two to six months from commencement of development.

c)Test administration products

Test administration products sales are recognized upon delivery and when collectability is reasonably assured.

d)Operating leases

The Group recognized the revenue from operating lease on a straight-line basis over the lease term.

iv)Business tax and  value added tax (“VAT”)

Revenue is recognized net of business tax at the rate of 5% of gross revenues or VAT at the rate of 3% or 6% of gross revenues. Business tax and VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until paid to the tax authorities.

Cost of revenues

(h)     Cost of revenues

Cost of revenues consists primarily of cost of test monitoring, royalty fees for IT vendors and test sponsor licensing arrangements, payroll compensation, and other related costs, which are directly attributable to the rendering of services and delivery of products.

The test monitoring costs are recognized upon completion of examinations based on actual number of test takers. Royalty fees are recognized as cost of revenues based on actual usage or straight-line amortization according to contract provisions.

The test monitoring costs and royalty fees for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017 are as follows:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB

Test monitoring costs	142,116,286	163,061,810	191,809,319
Royalty fees	4,823,101	7,423,118	7,406,065

Research and development costs

(i)      Research and development costs

Research and development costs primarily consist of software developed for internal use and software developed for sale.

i)Software developed for internal use

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

ii)Software developed for sale

Costs incurred internally in researching and developing a computer software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all computer software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the computer software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements.

Lease

(j)      Lease

Operating lease

The Group leases offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no contingent rent in the lease agreements. The lease terms range between 12 and 58 months. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

Capital lease

On initial recognition, assets held under capital leases are recorded as property and equipment. At inception of the lease, capital leases are recorded at amounts equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payments. Minimum lease payments under capital leases are apportioned between finance expense and reduction of the outstanding liability.

The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Income taxes

(k)     Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

A deferred tax liability is not recognized for the excess of the Company’s financial statement carrying amount over the tax basis of its investment in a foreign subsidiary, if there exists specific plans for reinvestment of undistributed earnings of a subsidiary which demonstrate that remittance of the earnings will be postponed indefinitely.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income.

Share-based payment

(l)     Share-based payment

The Group measures the cost of employee share options and non-vested shares based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. When there is a modification of the terms and conditions of an award of equity instruments, the Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

When there is a change in the grantee status from an employee to a non-employee, if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

Cash, cash equivalents, restricted cash and short-term loan

(m)   Cash, cash equivalents, restricted cash and short-term loan

Cash and cash equivalents consist of cash in banks and highly liquid investments with original maturity less than three months. Restricted cash as of March 31, 2017 represents cash restricted as collateral for the facility as described below that ATA BVI has borrowed to support its business operations.

On May 19, 2016, ATA BVI entered into a two-year Commercial Loan Facility (the “Facility”) with Industrial Bank Co., Ltd. Hong Kong Branch to borrow up to USD 4,000,000. ATA BVI shall pay interest at 2.5% per annum plus 3-month London Interbank Offer Rate (the “LIBOR”) on the commencement date for each drawdown. The Facility is fully secured by Standby Letter of Credit (“SBLC”) for an amount at RMB 30,000,000, which was recorded as restricted cash.

The maturity date of each drawdown shall be twelve months after the first drawdown date but in any event no later than 5 business days prior to the expiration date of the corresponding SBLC unless otherwise extended by the bank in writing. In July 2016, ATA BVI borrowed RMB 3,449,650. In June 2017, the Group has fully repaid the drawdown and the interest thereon, and the SBLC was released in full. As of December 31, 2017, the restricted cash balance was RMB nil.

Accounts receivable

(n)    Accounts receivable

Accounts receivable are recognized at invoiced amounts, less an allowance for uncollectible accounts, if any.

The allowance for doubtful accounts is the management’s best estimate of the amount of probable credit losses resulting from the inability of the Group’s customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts, aging data and historical collection pattern. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Long-term investments

(o)    Long-term investments

Equity method investments

The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of income (losses) of equity method investments in the consolidated statements of comprehensive income (loss).

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Cost method investments

For equity investments in an investee that are not considered debt securities or equity securities that do not have readily determinable fair values and over which the Group neither has significant influence nor control, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

The fair value of a cost method investment is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. No events or circumstances indicating a potential impairment were identified for the year ended March 31, 2017 and the nine months ended December 31, 2017. The Company determines that it is not practicable to estimate fair value of cost method investments as of March 31, 2017 and December 31, 2017, because the sales prices or bid-and-asked quotations of the equity interests of these entities are not currently available and the cost of obtaining an independent valuation appears excessive considering the materiality of the investments to the Company.

Available-for-sale investment

The Group’s investment in convertible notes are classified as available-for-sale investments which are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. An impairment loss on the available-for-sale investment is recognized in profit and loss when the decline in value is determined to be other than temporary.

Property and equipment, net

(p)    Property and equipment, net

Property and equipment is stated at historical cost.

Depreciation is recognized over the following useful lives on the straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Intangible assets

(q)     Intangible assets

Intangible assets acquired are initially recognized and measured at fair value. Intangible assets are amortized on a straight-line basis over their respective estimated useful lives, which range from 5 to 12 years.

The Group has no intangible assets with indefinite useful lives.

Impairment of long-lived assets, excluding goodwill

(r)     Impairment of long-lived assets, excluding goodwill

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment loss of intangible assets was recognized for the years ended March 31, 2016, 2017 and for the nine months ended December 31, 2017.

Goodwill

(s)     Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually based on its identified reporting units, which are defined as reportable segments or groupings of businesses one level below the reportable segment level. The Group performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

Annual impairment review over goodwill was performed at March 31 before the change of fiscal year end and was performed at December 31 after the change of fiscal year end, and when a triggering event occurs between annual impairment tests. No impairment loss of goodwill was recorded for any of the periods presented.

Employee benefit plans

(t)      Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended March 31, 2016, 2017 and nine months ended December 31, 2017 are allocated to the following expense items:

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB
Cost of revenues	6,334,414	6,841,587	5,312,695
Research and development	5,810,237	6,435,010	5,952,564
Sales and marketing	4,169,401	4,463,283	4,228,981
General and administrative	2,583,837	3,110,561	2,709,508

Total expense due to employee benefit plans	18,897,889	20,850,441	18,203,748

Earnings per share

(u)     Earnings per share

Basic earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights in undistributed earnings. The Company’s non-vested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid).

Diluted earnings per share is calculated by dividing net earnings adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon the exercise of outstanding share options (using the treasury stock method). Common equivalent shares in the diluted earnings per share computation are excluded to the effect that they would be anti-dilutive.

Segment reporting

(v)     Segment reporting

The Group has one operating segment, testing and training services. Substantially all of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Business Combination

(w)    Business Combination

Business combinations are recorded using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets acquired and liabilities assumed, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recently issued accounting standards

(x)    Recently issued accounting standards

In May 2014, the FASB issued Accounting Standard Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. This ASU requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In December 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which deferred the effective date of ASU No. 2014-09. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. The new standard is effective for annual reporting periods beginning after December 15, 2017, with early adoption permitted for annual reporting periods beginning after December 15, 2016. The new revenue standard may be applied retrospectively to each prior period presented (“full retrospective method”) or retrospectively with the cumulative effect recognized as of the date of adoption (“modified retrospective method”).

The Group plans to apply the modified retrospective method starting from January 1, 2018. The Group conducted a review and evaluation over all the contracts that are not completed on January 1, 2018 and concluded that there is no material impact on the retained earnings as of January 1, 2018 and consolidated financial statements in fiscal year 2018 as a result of the new adoption of the guidance.

In February 2016, the FASB issued ASC Topic 842, Leases through ASU No. 2016-02. ASC Topic 842 requires a lessee to recognize all leases, including operating leases, on balance sheet via a right-of-use asset and lease liability, unless the lease is a short-term lease. All (or a portion of) fixed payments by the lessee to cover lessor costs related to ownership of the underlying assets, or executory costs, that do not represent payments for a good or service will be considered lease payments and be reflected in the measurement of lease assets and lease liabilities by lessees. The new standard does not substantially change lessor accounting from current U.S. GAAP. The new standard also requires lessees and lessors to disclose more qualitative and quantitative information about their leases than current U.S. GAAP does. The standard is applied retrospectively, with elective reliefs. The new standard is effective for annual and interim reporting periods beginning after December 15, 2018 for a public business entity. Early adoption is permitted. The Group is currently evaluating the impact ASU No. 2016-02 will have on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group evaluated the impact of ASU No. 2016-15 and does not expect the adoption of ASU No. 2016-15 will have material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows - Restricted cash. This ASU requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, adjustments should be reflected at the beginning of the fiscal year that includes that interim period. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Group evaluated the impact of ASU No. 2016-18 and determined to fully adopt the new standards starting from January 1, 2018 and will apply a retrospective transition method to each period presented.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. This guidance is effective for financial statements issued for fiscal year beginning after December 15, 2017 on a prospective basis, and early adoption is permitted. The Group does not expect the adoption of ASU No. 2017-01 will have material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Goodwill and Other (Topic 350) — Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. As a result of ASU No. 2017-04, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and then recognize an impairment charge, as necessary, for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to that reporting unit. ASU No. 2017-04 is effective for fiscal years and interim periods within those years beginning after December 15, 2019, and early adoption is permitted for interim or annual goodwill impairment tests performed after January 1, 2017. The Group is currently evaluating the impact ASU No. 2017-04 will have on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock compensation (Topic 718): Scope of modification accounting (“ASU 2017-09”). The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. For all entities that offer share-based payment awards, ASU No. 2017-09 are effective for interim and annual reporting periods beginning after December 15, 2017. The Group evaluated the impact of ASU No. 2017-09 and does not expect the adoption of ASU No. 2017-09 will have material impact on its consolidated financial statements.